Share-Based Compensation - Additional Information (Details) - $ / shares			1 Months Ended							9 Months Ended	12 Months Ended
	May 19, 2023	May 10, 2023	Dec. 31, 2022	Oct. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Dec. 31, 2020	Apr. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options										116,425	68,800
Significant shareholder threshold used for determining exercise price										10.00%	10.00%
Exercise price as a percentage of fair value										100.00%	100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount										110.00%	110.00%
Option terms for shareholders owning specified minimum amount										5 years	5 years
Number of options outstanding			150,852						85,685	262,002	150,852	85,685
Options available for future grants													1,278,997
Exercise price per share			$ 0.51	$ 1.07	$ 1.24	$ 2.12					$ 0.51
Exercise of stock options (in shares)			652,000	242,500	28,500	194,000		72,660			3,633	259,000
Stock Option and Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards															3,032,787
Terms of award										10	P10Y
Stock Option and Incentive Plan 2020 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										2 years
Stock Option and Incentive Plan 2020 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										4 years
Stock Option and Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards			2,500,000							125,000	2,500,000
Number of Options	115,000	1,425	32,600	12,125	1,425	9,700	12,950
Number of options outstanding										179,950
Options available for future grants								32,261					32,443
Exercise price per share			$ 2.45								$ 2.45
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards														1,756,279
Options | Stock Option and Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards									36,393			36,393		87,813
Number of options outstanding										80,227
Options available for future grants			1,489,065								1,489,065
Exercise of stock options (in shares)									3,948
Options | Stock Option and Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards									1,819			1,819
Options available for future grants										15,970